Sage ESG Intermediate Credit ETF
FUND SUMMARY
Investment Objective:

The Sage ESG Intermediate Credit ETF (the “Fund”) seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Sage ESG Intermediate Credit Index.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing or selling shares of the Fund in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Sage ESG Intermediate Credit ETF Sage ESG Intermediate Credit ETF
Management Fees	0.20%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.45%
Total Annual Fund Operating Expenses	0.65%
Fee Waiver and/or Expense Reimbursement	(0.30%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.35%

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	1 Year	3 Years
Sage ESG Intermediate Credit ETF | Sage ESG Intermediate Credit ETF | USD ($)	36	178

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies:

The Fund generally will invest at least 80% of its total assets in the component securities of the SAGE ESG Credit Index (the “Index”). The Index consists of corporate bonds selected from the Barclays Capital U.S. Intermediate Credit Bond Index that meet Environmental, Social and Governance (ESG) criteria jointly developed by the Fund’s investment adviser, Sage Advisory Services LTD Co. (the “Adviser”), and Sustainalytics. Sustainalytics, based in London, England, is a global leader in ESG and Corporate Governance research and ratings.

The index provider, which is the Adviser, an affiliate, created and maintains the Index by using the Sage/Sustainalytics proprietary framework to assign each issuer of bonds in the Barclays Capital U.S. Intermediate Credit Bond Index an ESG score from 1 to 100. To measure corporate sustainability, a set of environmental, social, and governance indicators specific to the industry of the respective issuer are scored. A score from 0 to 100 is given to each indicator. The ESG score is determined by the weighted sum of the indicator scores for a particular issuer. To be eligible for inclusion in the Index, an issuer must have a minimum overall ESG score of 50 and must rank in the top third of its peer group. Additionally, each issuer must have a Controversy Score of no higher than 3 (out of 5) and must meet certain other proprietary conditions specific to each industry group. Indicators of controversy for a company are analyzed and given a Controversy Score. The indicators that are analyzed are:

• News regarding a company that may pose ESG risks for the company;

• Incidents of misconduct with ESG implications by a company;

• Events, which are a set of incidents that refers to one ESG issue; and

• Controversies, which are a set of Events under one ESG topic.

The Index is constructed using a rules-based methodology and consists of investment grade domestic and U.S. dollar denominated foreign credit bonds that meet the criteria described above, representing each industry sector in proportion to the sectors that make up the Barclays Capital U.S. Intermediate Credit Bond Index. The bonds in the Index are also consistent with the duration (which, as of June 30, 2017, was 4.3 years), maturity (which, as of June 30, 2017, was 4.84 years) and yield curve positioning in the Barclays Capital U.S. Intermediate Credit Bond Index. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. A yield curve is a representation on a chart of the yields on bonds with identical credit ratings but different maturities. The process results in the Index, as well as the Fund, consisting primarily of corporate bonds that display strong fundamentals and positive ESG characteristics.

The index provider expects that the Index will have approximately 120 issues. The components of the Index, and the degree to which these components represent certain industries, are likely to vary over time.

The Index subscribes to the philosophy that companies with more sustainable corporate policies will keep pace with non-ESG portfolios while promoting positive ESG characteristics. Companies with high ESG scores are better actors both environmentally and fiscally, and financial benefits should accrue to bondholders over time by holding companies with the highest standards relative to ESG factors.

The Adviser uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics, fundamental characteristics and liquidity measures similar to those of an underlying index. The Fund may or may not hold all of the securities in the Index.

The Index is sponsored, created, compiled, and maintained by the Adviser. Wilshire Associates will be the calculation agent for the Index.

Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in credit bonds. Credit bonds are debt instruments in which an investor loans money to an entity which borrows the funds for a defined period of time at a variable or fixed interest rate. Typically credit bond include corporate bonds and other non-corporate bonds such as sovereign bonds, foreign agencies, and supranational entities. The Fund may invest the remainder of its assets in cash and cash equivalents. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries.

Principal Investment Risks:

As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Credit Risk. The Fund could lose money if the issuer or guarantor of a debt instrument in which the Fund invests becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

Concentration Risk. The Fund may focus its investments in securities of a particular industry to the extent the Index does. Economic, legislative or regulatory developments may occur that significantly affect the industry. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular industry.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

ESG Risk. The ESG investment strategy limits the types and number of investment opportunities available and, as a result, the strategy may underperform other strategies that do not have an ESG focus. The ESG investment strategy may result in the Fund investing in securities or industry sectors that underperform the market as a whole or underperform other funds screened for ESG standards.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to the special risks, including:

○ Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

○ Trading Issues. Trading in Shares on BATS may be halted due to market conditions or for reasons that, in the view of BATS, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of BATS. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

○ Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

• In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.

• To the extent authorized participants (“APs”) exit the business or are unable to process creations or redemptions and no other AP can step in to do so, there may be a significantly reduced trading market in the Fund’s shares, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.

• The market price for the Fund’s shares may deviate from the Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

• When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

• In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Investment Risk. The Fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Issuer Risk. The value of a security may increase for many reasons which directly relate to the issuer, such as management performance, improved financial condition and increased demand of the issuer’s goods or services. An increase in the value of the securities of an issuer or guarantor of a debt instrument may cause the value of your investment in the Fund to decrease.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Index. Therefore, it would not necessarily sell a security unless that security is removed from the Index, even if that security generally is underperforming.

Limited History of Operations Risk. The Fund is a new fund with a limited history of operations for investors to evaluate.

Liquidity Risk. Trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of BATS, make trading in shares inadvisable. A particular investment may be difficult to purchase or sell, and the Fund may be unable to sell illiquid securities (for example, certain swap agreements) at an advantageous time or price or achieve its desired level of exposure to a certain section.

Management Risk. As the Fund may not fully replicate the Index, it is subject to the risk that investment management strategy may not produce the intended results.

Market Risk. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease.

Passive Investment Risk. The Fund is not actively managed and the Adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a rebalancing of the Index as addressed in the Index methodology.

Sampling Risk. The Fund’s use of a representative sampling approach, if used, could result in its holding a smaller number of securities than are in the Index. As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of imperfect correlation between the Fund’s holdings of portfolio securities and those in the Index, pricing differences, the Fund’s holding of cash, differences on timing of the accrual of dividends, changes to the Index or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

Trading Risk. Shares of the Fund may trade below their net asset value (“NAV”). The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on BATS, there can be no assurance that an active trading market for shares will develop or be maintained.

Performance:

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.SageETFs.com or by calling 888-724-3911.